Commitments and Contingencies - Schedule of Future Annual Minimum Payments Under Leases (Details) - Photomedex, Inc. [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 243
2018	15
Thereafter
Total	$ 808